Related Party Transactions - Summary of Related Parties and Relationships (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Amounts receivable, Related party transaction	₨ 9,304		₨ 1,358	$ 127
Konkola Copper Mines ('KCM') [member]
Disclosure of transactions between related parties [line items]
New provisions, other provisions	4,234	$ 58	2,070
Amounts receivable, Related party transaction	₨ 2,107		₨ 4,374	$ 29